Inventories	12 Months Ended
Dec. 31, 2011
Inventories

Note 3 - Inventories

Inventories are priced at the lower of cost or market and consist primarily of raw materials, parts for assembling our finished products and finished products.

As of December 31, 2011 and 2010, our inventories consisted of:

	December 31, 2011	December 31, 2010

Finished products	$1,032,798	$104,754
Parts	13,790	-
Production materials	481,903	35,840
Total inventories	$1,528,491	$140,594

Since we engage third-party contract manufacturers to produce our finished products, and in certain situations we provide them the raw materials, our inventories at December 31, 2011 and 2010 are located at the third-party contract manufacturing locations. We carry adequate insurance for loss on this inventory.